INCOME TAX (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement1 [Line Items]
Loss before tax	$ (40,377)	$ (42,802)	$ (19,251)
Income tax benefit calculated at corporate rate	(6,864)	(7,264)	(3,273)
Adjusted for:
Effect of income that is exempted from tax	(5,633)	0	1,619
Effect of expenses that are not deductible in determining taxable profit	12,938	13,469	2,057
Effect of different tax rates of subsidiaries operating in other jurisdictions	(17)	(1,118)	(107)
Effect of income not taxable in determining taxable profit	0	(4,409)	0
Effect of tax losses disallowed to be brought forward	4	0	1,494
Under (over) provision of tax in prior year	302	7	(128)
Withholding tax	(7)
Effect of different tax rate applied for capital gains	0	0	(273)
Tax expense (income), continuing operations	$ 723	$ 685	$ 1,389